Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Acquisition value
At January 1, 2016	3,202	1,779	8,525	−	13,506
Additions	606	1,736	−	−	2,342
Acquisition of a subsidiary	−	−	−	−	−
Disposals	(18)	(212)	−	−	(230)
Transfer between accounts	−	490	−	−	490
Currency translation	(2)	(26)	(923)	−	(951)
Other	−	2	(6)	−	(4)
At December 31, 2016	3,788	3,769	7,596	−	15,153
Additions	749	3,718	−	−	4,467
Acquisition of a subsidiary*	115	242	18,433	−	18,790
Disposals	(159)	(143)	−	−	(302)
Transfer between accounts	−	(98)	−	−	(98)
Currency translation	−	(5)	(183)	−	(188)
Other	4	155	(251)	−	(92)
At December 31, 2017*	4,497	7,638	25,595	−	37,730
Additions	554	807	32	951	2,344
Acquisition of a subsidiary	−	−	−	−	−
Disposals	(759)	(221)	−	−	(980)
Transfer between accounts	2	−	−	364	366
Currency translation	−	−	(48)	−	(48)
Other	−	17	−	−	17
At December 31, 2018	4,294	8,241	25,579	1,315	39,429
in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Amortization
At January 1, 2016	(1,471)	(958)	(1,420)	−	(3,849)
Depreciation charge for the year	(576)	(559)	(819)	−	(1,954)
Disposals	3	239	−	−	242
Transfer between accounts	−	−	−	−	−
Currency translation	2	26	144	−	172
Other	−	1	−	−	1
At December 31, 2016	(2,042)	(1,251)	(2,095)	−	(5,388)
Depreciation charge for the year*	(609)	(1,634)	(1,579)	−	(3,822)
Disposals	2	77	−	−	79
Transfer between accounts	−	98	−	−	98
Currency translation	−	4	45	−	49
Other	(117)	(279)	250	−	(146)
At December 31, 2017*	(2,766)	(2,985)	(3,379)	−	(9,130)
Depreciation charge for the year	(749)	(2,310)	(2,005)	−	(5,064)
Disposals	854	206	−	−	1,060
Transfer between accounts	−	−	−	−	−
Currency translation	−	1	22	−	23
Other	−	8	−	−	8
At December 31, 2018	(2,661)	(5,080)	(5,362)	−	(13,103)

Net carrying value
At December, 31 2018	1,633	3,161	20,217	1,315	26,326
At December, 31 2017*	1,731	4,653	22,216	−	28,600
At December 31, 2016	1,746	2,518	5,501	−	9,765
At January, 1 2016	1,731	821	7,105	−	9,657